Label	Element	Value
Equable Shares Small Cap Fund Series 2
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equable Shares Small Cap Fund Series 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equable Shares Small Cap Fund (Series 2) (for purposes of this part of the Summary Section, the “Fund”) seeks income and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it has no portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only through May 30, 2020).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve its investment objective, the Fund invests in equity securities of U.S. small capitalization issuers and writes (sells) covered call options based on the same securities. The Fund defines small capitalization issuers as those that comprise a broad-based U.S. small capitalization market index, currently the Russell 2000® Index (the “Index”). As of May 11, 2017, the market capitalization range of companies comprising the Index was $144 million to $4.366 billion. The Index is reconstituted on an annual basis. The Fund seeks to generate income and preserve capital by writing covered call options, which provides cash flow and reduces volatility. Writing covered call options helps to mitigate declines in the Fund’s portfolio of equity securities, though it limits the Fund’s ability to profit from increases in the value of the Fund’s portfolio of equity securities.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization issuers. The Fund expects to invest in shares of one or more exchange-traded funds (“ETFs”) that invest in securities of small capitalization issuers to efficiently achieve exposure to the securities that comprise the Index. The Fund will “look through” to the underlying securities held by an ETF for purposes of the Fund’s policy of investing at least 80% of its net assets in securities of small capitalization issuers. The Fund may alternatively invest directly in equity securities of U.S. small capitalization issuers, such as common stocks. If the Fund does so, the Adviser will select investments in equity securities of small capitalization issuers in order to achieve an investment portfolio for the Fund that is representative of the securities that comprise the Index. To the extent the Fund invests in ETFs to achieve an investment portfolio that is representative of the securities that comprise the Index, the Fund will be considered to be a “fund of funds, meaning that it incurs management and other fees directly as well as indirectly through the acquired funds (reflected in the table above as acquired fund fees and expenses). The Fund may sell an investment when a call option has expired, to raise cash to meet redemption requests or to seek a new investment opportunity identified by the Adviser as more suitable to meet the Fund’s investment objectives.

Options written by the Fund are expected to include Cboe FLexible EXchange® Options (“FLEX Options”) on indexes or equity securities, including ETFs. FLEX Options are exchange-traded option contracts that are guaranteed for settlement by the Options Clearing Corporation (“OCC”) and provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. The options that are sold by the Fund are expected to have a six‑month duration with an “at-the-money” strike price, meaning that the strike price is the same as the actual price of the underlying equity security held by the Fund. The Fund may also write options with nine-month, twelve-month or other durations if, in the Adviser’s opinion based on current market conditions, a different duration would provide an investment opportunity with an outcome more likely to achieve the Fund’s investment objectives. The Fund intends to write covered call options to the full extent of the shares of ETFs or equity securities held by the Fund. The amount of the premium received by the Fund for selling the options, plus any dividends or distributions received from investing in equity securities of small capitalization issuers, represents the return the Fund expects to receive if the U.S. small capitalization equity market represented by the Index experiences flat or positive growth over the period that the options are outstanding (currently six months).

The Fund may temporarily invest up to 20% of its net assets in cash or money market funds for temporary investment purposes or to meet redemption requests. While under normal market conditions the Fund expects to invest at least 80% of its net assets in equity securities of small capitalization issuers, the Adviser may determine that it is not in the best interest of the Fund to immediately invest cash held by the Fund after an option expires and the equity securities held by the Fund are called away in exchange for cash. The Fund also may invest up to 100% of its assets in cash or money market funds in response to market, political, economic or other conditions for temporary defensive purposes. When the Fund holds cash or invests in money market funds for temporary purposes it may not achieve its investment objective.

Each Fund’s shares are expected to be offered for purchase periodically based on the duration of the options it writes, which is currently six months. When the Fund closes to new purchases, it will typically not open again until the expiration of the options written. Pursuant to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), shareholders will maintain daily redemption rights.

The Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than a “diversified fund.”

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

Equity Risk. The Fund invests in ETFs that invest in common stocks, options that derive their performance from the Index, which is made up of common stocks, and may also at times invest directly in common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Small Capitalization Risk. Securities of small capitalization issuers may underperform other segments of the equity market or the equity market as a whole. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings or other adverse developments.

Exchange-Traded Funds Risk. The risks of investment in ETFs reflect the risks of the underlying instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund indirectly bear a proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the ETF. Shareholders may invest directly in an ETF, and thereby avoid duplicative fees. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Derivatives Risk. The Fund writes covered call options on indexes or equity securities, which are instruments that derive their performance from underlying equity securities, also referred to as “derivatives.” Derivatives can be volatile, and the Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying security or index, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Covered Call Option and FLEX Options Risks. Writing covered calls limits the Fund’s ability to participate in price increases of the underlying securities. For the duration of the option written, the Fund will forego the opportunity to profit from increases in the market value of the underlying equity security, meaning the Fund’s return will be limited to the amount of the premium received by the Fund for selling the option, plus any dividends or distributions received from investing in the underlying equity security. The premiums received from the options may not be sufficient to offset any losses sustained from the decline in value of the underlying stocks over time. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so. Premiums earned by the Fund from its written covered call options are treated as short-term capital gains, and are taxable as ordinary income when paid through to shareholders as part of a dividend.

The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The OCC acts a guarantor and central counterparty with respect to exchange-traded options. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. FLEX Options may be less liquid than standardized options. In a less liquid market for a FLEX Option, the Fund may have difficulty closing out a FLEX Option at the desired time and price.

Leverage Risk. Some transactions may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Use of leverage can produce volatility and increase the risk that the Fund will lose more than it has invested.

Valuation Risk. The lack of an active trading market may make it difficult to obtain an accurate price for a security or option held by the Fund. If market conditions make it difficult to value securities or options, the Fund may value these securities or options using more subjective methods, such as fair value pricing. In such cases, the value determined for a security or option could be different than the value realized upon such security’s or option’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Correlation Risk. The performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. Premiums earned by the Fund from its written covered call options are treated as short-term capital gains, and are taxable as ordinary income.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

New Adviser and Management Risk. The Fund's investment adviser only recently began managing registered investment companies, which may increase the risks associated with investments in the Fund. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments, and your investment may lose value.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Large Shareholder Risk. As with any mutual fund, it is possible that a single shareholder may own or control a significant portion of the Fund’s assets. Redemption by a large shareholder of all or a portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to fulfill redemption requests when the Adviser would not otherwise choose to do so and thus make it more difficult for the Fund to achieve its investment objectives. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.equableshares.com or by calling the Fund toll-free at (888) 898-2024.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 898-2024
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.equableshares.com
Equable Shares Small Cap Fund Series 2 | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 443

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The Fund's investment adviser, Teramo Advisors, LLC (the "Adviser"), has contractually agreed to reduce its management fees, and reimburse the Fund for its operating expenses to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, taxes, leverage/borrowing interest, interest expense, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Fund (the "Expense Cap"). The Expense Cap will remain in effect through at least May 30, 2020 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or (ii) at the end of the then-current term and upon 60 days' written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided after payment of the recoupment the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.